GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of total revenues attributed to geographic areas
	Year ended December 31,
	2021	2020	2019

North America (mainly U.S.)	$423,571	$272,220	$195,903
Europe	48,109	49,222	50,669
Other	6,818	6,621	14,878

	$478,498	$328,063	$261,450

Schedule of property and equipment attributed to geographic areas
	December 31,
	2021	2020

Israel	$8,049	$11,343
U.S.	7,524	10,157
Europe	216	5,536

	$15,789	$27,036